Investment Risks - Virtus Newfleet Floating Rate MACS	Feb. 03, 2025
Affiliated Exchange-Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	> Affiliated Exchange-Traded Funds (ETFs) Risk: The fund’s subadviser may select and substitute affiliated and/or unaffiliated ETFs, which may create a conflict of interest.
Exchange-Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

> Exchange-Traded Funds (ETFs) Risk: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs to the fund of owning shares of an ETF may exceed the cost of investing directly in the underlying securities.